Non-financial Assets and Liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021
Disclosure Of Other Provisions [Line Items]
Current provisions	$ 19,649	$ 18,710
Non-current provisions	16,465	17,017
Total provisions	36,114	35,727
Contingent Consideration
Disclosure Of Other Provisions [Line Items]
Current provisions	10,788	10,764
Non-current provisions	14,004	14,645
Total provisions	24,792	25,409
Employee Benefits
Disclosure Of Other Provisions [Line Items]
Current provisions	5,111	4,195
Non-current provisions	51	47
Total provisions	5,162	4,242
Provision for License Agreements
Disclosure Of Other Provisions [Line Items]
Current provisions	3,750	3,751
Non-current provisions	2,410	2,325
Total provisions	$ 6,160	$ 6,076